Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income Tax Contingency [Line Items]
Income tax (expense) benefit	$ (1,420)	$ (737)	$ 3,945
Valuation allowance, amount	17,513	32,742	18,004
Valuation allowances, total	157,664	140,124
Net (loss) income from discontinued operations	(5,187)	3,547	(70,334)
Income tax (expense) benefit	$ 0	$ (1,200)	$ (700)
Effective tax rate for discontinued operations	0.00%	(25.70%)	(1.00%)
Undistributed earnings of foreign subsidiaries and certain foreign affiliates	$ 44,400
Possible decrease in unrecognized tax benefits due to settlements of audit issues and expiration of statutes of limitation	7,200
Interest and penalties accrued associated with unrecognized tax benefits	8,700	$ 7,800	$ 8,500
(Decrease) Increase in liability for interest and penalties	$ 900	(700)	$ 100
Federal [Member]
Income Tax Contingency [Line Items]
Tax years open for examination	2013
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Valuation allowances, total	$ 140,300
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years open for examination	2013
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years open for examination	2017
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Valuation allowances, total	$ 17,400
Foreign Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years open for examination	2014
Foreign Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years open for examination	2017
Discontinued Operations [Member]
Income Tax Contingency [Line Items]
Income tax (expense) benefit		$ 1,200